Segment reporting - Summarized financial information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Geographical information
Revenues from external customers	$ 490.5	$ 403.9	$ 1,334.5	$ 1,184.2
Discontinued operations
Geographical information
Revenues from external customers	17.6	51.2	111.8	143.8
Aggregate continuing and discontinuing operations
Geographical information
Segment Adjusted EBITDA	305.8	290.8	873.7	854.3
Nigeria
Geographical information
Revenues from external customers	359.4	268.0	942.6	799.7
Nigeria | Aggregate continuing and discontinuing operations
Geographical information
Revenues from external customers	359.4	268.0	942.6	799.7
Segment Adjusted EBITDA	215.0	169.6	564.0	519.2
SSA
Geographical information
Revenues from external customers	131.1	135.9	391.9	384.5
SSA | Aggregate continuing and discontinuing operations
Geographical information
Revenues from external customers	131.1	135.9	391.9	384.5
Segment Adjusted EBITDA	74.8	80.0	223.3	224.8
Latam | Discontinued operations
Geographical information
Revenues from external customers	17.6	51.2	111.8	143.8
Latam | Aggregate continuing and discontinuing operations
Geographical information
Revenues from external customers	17.6	51.2	111.8	143.8
Segment Adjusted EBITDA	$ 16.0	$ 41.2	$ 86.4	$ 110.3